Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

($ millions)	2024	2023
Trade accounts payable	1,121	990
Customer and other deposits	360	263
Dividends payable	314	295
Interest payable	305	274
Accrued taxes other than income taxes	304	268
Employee compensation and benefits payable	303	275
Gas and fuel cost payable	221	232
Derivatives (Note 26)	169	170
Income tax payable	33	—
Employee future benefits (Note 24)	29	28
Other	194	177
	3,353	2,972